Expense Example - Great-West SecureFoundation Balanced Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	26	85	150	341	61	197	344	772	72	228	399	893	87	276	480	1,071